CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash Flows from Operating Activities
Net income	$ 67,585	$ 63,581
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	49,839	47,805
Amortization of deferred drydocking and special survey costs	5,251	4,254
Amortization of finance costs	5,604	5,714
Exit fee accrued on debt	258	295
Debt discount amortization	2,858	3,234
PIK interest	1,550	1,695
Payments for drydocking and special survey costs deferred	(13,380)	(1,690)
Amortization of deferred realized losses on interest rate swaps	1,806	1,796
Stock based compensation	596	1,865
Equity (income)/ loss on investments	(3,265)	52
(Increase)/Decrease in
Accounts receivable	(5,407)	1,729
Inventories	(864)	(281)
Prepaid expenses	105	72
Due from related parties	(1,864)	(2,114)
Other assets, current and non-current	1,934	(8,750)
Increase/(Decrease) in
Accounts payable	5,235	873
Accrued liabilities	3,702	(1,057)
Unearned revenue, current and long-term	(4,465)	(7,252)
Other liabilities, current and long-term	(210)	(365)
Net Cash provided by Operating Activities	116,868	111,456
Cash Flows from Investing Activities
Vessels additions and advances	(98,746)	(10,638)
Investments	(75)
Net Cash used in Investing Activities	(98,821)	(10,638)
Cash Flows from Financing Activities
Payments of long-term debt	(65,176)	(205,811)
Proceeds from sale-leaseback of vessels	139,080	146,523
Proceeds from long-term debt	23,400
Payments of leaseback obligation	(142,065)	(2,086)
Payments of accumulated accrued interest	(15,502)	(17,867)
Finance costs	(11,999)	(20,049)
Net cash used in financing activities	(72,262)	(99,290)
Net Increase/(Decrease) in cash and cash equivalents	(54,215)	1,528
Cash and cash equivalents at beginning of period	139,170	77,275
Cash and cash equivalents at end of period	$ 84,955	$ 78,803